Common Stock	12 Months Ended
Dec. 31, 2024
Common Stock [Abstract]
Common Stock
12.	Common Stock

The Company is authorized to issue unlimited shares of common stock with a par value of $0.43696. Each share of common stock is entitled to one vote. At December 31, 2024 and 2023, the number of shares of common stock issued and outstanding were 19,478,394 and 19,020,675, respectively.

No common stock dividend was declared by the Company’s Board of Directors for the years ended December 31, 2024, 2023 and 2022.

All share amounts and per share amounts above have been retroactively adjusted for the twenty-for-one share combination, effective April 7, 2025. See Note 1.